Eaton Vance

Municipal Opportunities Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 91.3%

Security	Principal Amount (000’s omitted)	Value
Education — 3.8%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$525	$489,405
Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(1)	1,360	1,233,765
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	865	712,492
Arizona State University, 5.00%, 7/1/33	500	560,865
Arizona State University, 5.00%, 7/1/34	580	649,484
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	661,662
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	658,008
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,204,526
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,489,754
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/39(1)	1,000	1,040,280
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/49(1)	1,000	1,024,270
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	590	583,658
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	642,948
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	669,358
District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	259,126
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	240,332
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(1)	1,425	1,322,300
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(1)	2,535	2,124,482
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/32	315	325,729
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/33	355	364,475
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/34	350	358,078
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	531,783
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	566,080
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,910,146
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/28	525	576,293
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/29	500	551,245
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/30	715	781,638
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	821,459
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,077,334
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,145,445
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	812,285
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	937,252
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,713,601

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	$510	$546,256
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	301,681
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	336,174
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	561,350
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	609,523
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,110,130
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	910	954,799
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/26	1,850	1,946,829
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/29	1,000	1,038,890
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	580	598,456
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(1)	2,690	2,777,317
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(1)	205	189,309
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(1)	260	229,585
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	550	511,918
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,010	896,991
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	528,695
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	529,165
University of Arkansas, 5.00%, 11/1/24	450	523,157
University of Arkansas, 5.00%, 11/1/25	500	596,085
University of Idaho, 5.00%, 4/1/24	500	559,095
University of North Carolina at Charlotte, 4.00%, 4/1/37	625	665,388
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	485,008
University of Pittsburgh, PA, 0.58%, (SIFMA + 0.36%), 2/15/24(2)	5,000	4,949,700
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	285	265,894
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	393,226

		$51,144,179

Electric Utilities — 3.8%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,110,550
Arkansas River Power Authority, CO, 5.00%, 10/1/27	2,255	2,489,407
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,233,154
Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,193,040
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,269,794
Long Island Power Authority, NY, Electric System Revenue, 1.439%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	16,000	15,844,960
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	599,170
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/35	3,635	4,537,825
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,857,405
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,751,277
Nebraska Public Power District, 5.00%, 1/1/24	750	853,275
Omaha Public Power District, NE, 5.00%, 2/1/25	550	644,100
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,939,075
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,374,549

Security	Principal Amount (000’s omitted)	Value
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	$1,000	$1,178,690
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	592,649
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	782,150
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	778,087
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	587,310

		$50,616,467

Escrowed/Prerefunded — 0.6%
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	$570	$647,645
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Escrowed to Maturity, 5.00%, 11/15/24	1,000	1,171,900
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 5.00%, 11/15/28	1,830	2,144,577
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	248,150
Norfolk, VA, Prerefunded to 9/1/24, 5.00%, 9/1/33	1,850	2,175,323
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	500	537,325
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/25	500	589,215

		$7,514,135

General Obligations — 11.5%
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$10	$11,071
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,169,040
Bergen County, NJ, 3.00%, 7/15/30	2,185	2,326,413
Burlington, VT, 5.00%, 11/1/21	600	633,696
Burlington, VT, 5.00%, 11/1/22	500	548,040
Burlington, VT, 5.00%, 11/1/24	400	465,408
Burlington, VT, 5.00%, 11/1/25	500	597,255
California, 0.65% (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	6,500	6,394,180
Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	1,963,384
Chelsea School District, MI, 4.00%, 5/1/24	765	848,056
Chelsea School District, MI, 4.00%, 5/1/25	765	864,718
Chicago Board of Education, IL, 0.00%, 12/1/25	3,500	2,837,695
Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	6,313,634
Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	2,955,634
Chicago Park District, IL, 5.00%, 1/1/24	500	535,000
Chicago, IL, 5.00%, 12/1/22	2,230	2,238,652
Chicago, IL, 5.00%, 1/1/28	3,000	3,060,180
Chicago, IL, 5.00%, 1/1/30	9,780	9,931,394
Chicago, IL, 5.625%, 1/1/30	6,000	6,250,800
Chicago, IL, 6.00%, 1/1/38	4,000	4,164,120
Clackamas Community College District, OR, 0.00%, 6/15/21	385	380,915
Connecticut, 5.00%, 4/15/34	1,000	1,166,890
Dallas, TX, 5.00%, 2/15/25	1,000	1,156,720
Delaware Valley Regional Finance Authority, PA, 1.42%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	8,000	7,924,000
Elmira, NY, 3.00%, 5/22/20(1)	1,000	1,001,110
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,202,862
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,192,324

Security	Principal Amount (000’s omitted)	Value
Haslett Public Schools, MI, 4.00%, 5/1/25	$1,780	$2,002,838
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29	850	997,322
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	3,325	1,545,726
Illinois, 5.00%, 2/1/24	5,000	4,968,050
Illinois, 5.00%, 11/1/24	5,000	4,953,650
Illinois, 5.00%, 2/1/25	10,000	9,875,300
Illinois, 5.00%, 2/1/27	5,000	4,872,500
Illinois, 5.00%, 2/1/28	10,000	9,687,400
Illinois, 5.00%, 11/1/29	10,000	9,634,000
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,016,667
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	2,000	2,250,100
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,487,837
Manchester Community Schools, MI, 5.00%, 5/1/25	750	880,733
Massachusetts, 1.731%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	4,630	4,604,998
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	888,293
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,181,720
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	589,270
New York, NY, 5.00%, 8/1/25	1,000	1,112,330
New York, NY, 5.00%, 8/1/29	450	499,338
Ottawa County, MI, 5.00%, 11/1/22	500	549,730
Ottawa County, MI, 5.00%, 11/1/24	250	292,790
Ottawa County, MI, 5.00%, 11/1/25	300	361,176
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,226,994
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,222,720
Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33	3,000	3,492,420
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,207,703
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,933,256
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	459,308
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	581,355
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	348,222
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	819,432
Washington, 5.00%, 6/1/35(3)	2,500	3,072,950
Washington, 5.00%, 6/1/36(3)	2,200	2,692,008
Washington, 5.00%, 6/1/37(3)	2,500	3,048,350
Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	65	49,766
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	1,185	1,250,436

		$154,789,879

Hospital — 23.5%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,026,649
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,831,535
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	2,992,701
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,177,540
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,000,159
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,250,370
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	786,412
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,751,698
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,477,319
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,123,900
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	241,973
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	279,639
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	317,350

Security	Principal Amount (000’s omitted)	Value
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	$320	$359,648
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/30 (Put Date), 2/1/40	3,000	3,434,280
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,508,037
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,406,067
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,960,980
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,309,754
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	109,979
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	400,360
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	331,356
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	121,055
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	163,827
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	266,358
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	223,400
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	500,306
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,555,275
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,145,582
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/44(1)	2,750	2,917,667
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(1)	1,000	1,054,590
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/27	500	576,760
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/28	500	571,705
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/29	200	227,612
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,173,675
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/51	4,715	5,210,452
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/40	1,000	952,500
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	2,580	2,432,476
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	226,127
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	340,867
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	158,286
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	215,088
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	701,538
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,385,244
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	525,765
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	315	301,798
Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/46	850	878,688
Doylestown Hospital Authority, PA, (Doylestown Health), 5.00%, 7/1/49	2,375	2,461,307
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	16,330	15,816,258
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/36	3,900	4,289,181
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/37	6,015	6,591,838

Security	Principal Amount (000’s omitted)	Value
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/38	$1,360	$1,485,596
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/40	4,080	4,434,062
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,115,240
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	750	781,943
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/36	750	778,215
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/37	750	775,245
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/38	1,750	1,787,555
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,306,709
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,078,239
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,275,989
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28(4)	8,000	9,419,520
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,094,350
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,874,692
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	506,550
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	443,581
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	486,927
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,420,296
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	538,168
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,695,249
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/26	1,375	1,561,890
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/27	1,440	1,652,227
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/30	2,000	2,268,480
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	512,615
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	598,433
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	910,076
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	675,078
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	234,638
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/34	1,465	1,720,774
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/35	1,535	1,793,847
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/36	1,615	1,878,423
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/37	1,690	1,958,338
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/38	1,780	2,055,597

Security	Principal Amount (000’s omitted)	Value
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/39	$1,865	$2,147,342
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/40	1,960	2,236,948
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,091,190
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	1,981,468
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,456,572
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	850	818,771
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	710	790,628
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	510,250
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	128,486
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	567,235
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,267,090
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	2,934,423
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,328,250
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,191,560
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	2,943,405
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,253,627
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,714,901
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/27	1,430	1,679,664
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/28	1,250	1,479,675
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	286,120
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,494,360
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,111,320
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.77%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(2)	9,715	9,572,384
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,250	1,357,838
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,109,330
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	568,440
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,132,040
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,207,442
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,742,339
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	17,040	20,785,733

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	$605	$643,472
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	545,430
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,955,836
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,133,400
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,080	1,270,501
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	30,000	28,525,200
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	32,951
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,151,900
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	568,430
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/35	1,000	1,056,850
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/36	1,000	1,052,150
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/37	1,000	1,046,840
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	563,645
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/34	550	647,933
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/35	625	732,838
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/36	550	637,302
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	908,175
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	468,486
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	654,714
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,268,940
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(1)	700	743,211
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	1,000	1,108,270
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(1)	500	551,455
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(1)	600	658,140
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(1)	450	491,576
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	1,000	1,088,180
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(1)	1,100	1,191,993
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(1)	1,100	1,183,732
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(1)	1,200	1,296,924
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	1,000	1,072,960
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(1)	300	332,406
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/32(1)	1,100	1,189,628
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(1)	1,500	1,705,845
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/32(1)	1,500	1,660,170
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.73%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,370
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	966,357

Security	Principal Amount (000’s omitted)	Value
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	$3,165	$3,303,532
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	545,275
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/31	1,705	1,894,562
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/34	2,000	2,206,300
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,081,200
Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,500,550
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,749,096
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,607,541
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,747,811
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,142,640
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	511,100
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	440,756
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	563,155
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	571,600
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	570,050
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	568,580
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/37	5,000	5,327,650
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	2,913,322
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,400,698
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	1,936,678
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	1,994,047
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,092,670
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,855,936
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,103,150
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,169,180
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	267,308

		$316,240,901

Housing — 2.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/32	$415	$453,881
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/33	1,450	1,568,363
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	2,335	2,511,666
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	2,755	2,923,358
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/38	500	529,245
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	524,395
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,118,565
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/33	1,100	1,149,808
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/32	300	299,448

Security	Principal Amount (000’s omitted)	Value
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/33	$330	$326,380
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/34	340	334,081
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/35	350	342,346
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/40	450	425,097
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	935	842,154
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 5.00%, 7/1/55	1,100	1,137,323
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	929,765
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	419,520
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	715	758,329
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	8,295	8,394,706
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/35	770	821,459
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,305,556
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	860	903,886
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	705	752,425
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	710,513
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/29	365	389,579
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/34	2,560	2,639,334
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/39	1,595	1,613,917

		$34,125,099

Industrial Development Revenue — 4.1%
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	$2,155	$2,181,614
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	2,250	2,259,765
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	879,226
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	977,327
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	2,000	1,908,140
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,010,600
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.97% (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(2)	2,500	2,499,925
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,542,435
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	215,568

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	$2,500	$2,552,075
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,675	1,436,631
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,815,014
Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	15,000	14,080,950
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	5,500	4,041,785
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	998,040
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,198,074
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	9,045	8,581,625
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	4,595	4,334,142

		$55,512,936

Insured-Education — 0.1%
Missouri Southern State University, (AGM), 4.00%, 10/1/33	$220	$234,958
Missouri Southern State University, (AGM), 4.00%, 10/1/35	125	132,324
Missouri Southern State University, (AGM), 4.00%, 10/1/36	150	158,109
Missouri Southern State University, (AGM), 4.00%, 10/1/37	85	89,280
Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	73,288
Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	57,434
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	120	120,349

		$865,742

Insured-Electric Utilities — 0.8%
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	$1,500	$1,806,810
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	280,235
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,577,770
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	200,058
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	175,012
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	138,922
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,110	1,138,316
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	541,263
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	126,036
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,168,390
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,825,296

		$10,978,108

Insured-Escrowed/Prerefunded — 0.0%(5)
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$271,941
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	311,600

		$583,541

Insured-General Obligations — 2.9%
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	$500	$547,775
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	337,743
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	335,217
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	344,445
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,041,503

Security	Principal Amount (000’s omitted)	Value
Bayonne, NJ, (AGM), 5.00%, 8/1/26	$915	$1,068,747
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	729,243
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	756,555
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	770,755
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,128,100
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,156,640
Cambria County, PA, (AGM), 4.00%, 8/1/34	745	810,910
Cambria County, PA, (BAM), 5.00%, 8/1/23	985	1,093,990
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,156,810
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,139,287
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,966,664
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/28	1,560	1,141,031
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	561,295
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	12,933
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	63,406
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	305,302
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,842,650
McCook, IL, (AGM), 4.00%, 12/1/24	200	218,960
McCook, IL, (AGM), 4.00%, 12/1/25	275	305,377
McCook, IL, (AGM), 4.00%, 12/1/26	260	292,617
McCook, IL, (AGM), 4.00%, 12/1/27	300	341,532
McCook, IL, (AGM), 4.00%, 12/1/28	300	343,986
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,000,280
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,039,265
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	847,583
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,245,940
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	930,800
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,500	2,519,975
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,118
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,064,706
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	530,906
Puerto Rico, (NPFG), 6.00%, 7/1/27	570	574,110
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	398,367
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	898,142
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/34(3)	1,140	1,336,969
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/50(3)	1,500	1,714,995
Will and Cook Counties Community High School District No. 210, IL, (AGM), 0.00%, 1/1/28	500	374,375
Will County Community High School District No. 210, IL, (BAM), 0.00%, 1/1/33	200	116,684

		$38,716,688

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$412,884
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	465,417
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	426,340

		$1,304,641

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 0.2%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$885,240
Kentucky Asset/Liability Commission, (NPFG), 1.731%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(2)	2,000	1,926,440

		$2,811,680

Insured-Other Revenue — 0.1%
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$342,840
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	367,548
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,024

		$830,412

Insured-Special Tax Revenue — 0.9%
Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,477,357
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	464,075
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	3,325	3,326,563
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	955	318,808
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	329,147
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,224,417
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,447,240

		$12,587,607

Insured-Transportation — 2.5%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,379,791
Metropolitan Transportation Authority, NY, (AGM), 1.359%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(2)	5,000	4,928,900
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	189,331
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	3,003,176
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	871,888
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,043,080
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,159,770
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	846,596
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,679,606
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	569,759
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	110,110
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	3,939,372
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,710	2,915,364
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,593,082
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,451,789
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	2,345	2,353,958
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	389,857
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	101,159
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	201,804
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,320	2,337,330

		$33,065,722

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.4%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$188,531
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,513,000
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	100,583

		$4,802,114

Lease Revenue/Certificates of Participation — 1.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,523,830
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,335,920
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,481,230
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,142,620
New Jersey Economic Development Authority, (School Facilities Construction), 1.82%, (SIFMA + 1.60%), 3/1/28(2)	7,575	7,442,892
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	546,410
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	544,815

		$19,017,717

Other Revenue — 6.9%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2017, 5.00%, 5/1/42(1)	$7,000	$6,764,450
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(1)	4,500	4,348,305
Black Belt Energy Gas District, AL, 0.59%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	5,000	4,726,450
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	4,950	5,088,649
Buckeye Tobacco Settlement Financing Authority, OH, 4.00%, 6/1/37	4,000	4,238,120
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/36	2,000	2,329,580
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,123,890
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,134,018
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,414,432
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	1,465	1,524,435
Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(1)	1,000	1,040,570
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(1)	4,550	4,460,138
Main Street Natural Gas, Inc., GA, 1.41%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	5,500	5,280,825
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.67%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(2)	8,435	8,187,433
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,526,482
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,083,170

Security	Principal Amount (000’s omitted)	Value
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.52%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(2)	$7,500	$7,135,275
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,157,684
Southeast Alabama Gas Supply District, (Project No. 2), 1.51%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	2,846,070
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 1.196%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	5,005	4,672,468
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	104,039
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.37%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(2)	1,000	1,005,740
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.27%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(2)	11,000	11,018,150
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	739,146
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,586,734
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	808,899

		$93,345,152

Senior Living/Life Care — 8.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$509,100
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	622,382
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	363,297
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	324,446
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	468,865
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	503,525
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,766,814
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,341,001
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	454,730
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	713,185
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	778,924
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	428,961
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24	680	643,341
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	549,888
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/38	550	428,153
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,134,315
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	650,455
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	521,215
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	297,108
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	345,520
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	392,336

Security	Principal Amount (000’s omitted)	Value
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	$1,000	$919,480
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/29	195	188,795
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/39	370	328,090
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	198,821
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	116,241
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	417,198
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	891,790
Howard County, MD, (Vantage House), 5.00%, 4/1/21	169	169,260
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,541,614
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,560,324
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	373,596
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,614,132
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	1,881,817
Iowa Finance Authority, (Northcrest, Inc.), 3.25%, 3/1/23	1,000	980,900
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	699,552
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	912,905
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	646,750
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	65	66,129
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,146,972
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	1,000	963,480
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/30	1,500	1,394,115
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/32	395	358,901
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/33	865	778,093
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/34	1,280	1,143,206
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	274,648
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/46	1,440	1,341,360
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/30	200	199,936
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/31	150	149,274
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/32	200	197,360
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/33	100	98,114
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/34	200	195,678
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/35	350	340,977
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/36	350	338,156
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/37	300	288,069
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/38	300	286,152

Security	Principal Amount (000’s omitted)	Value
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	$1,350	$1,309,527
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,744,413
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	920	764,152
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	560	467,544
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	1,725	1,438,477
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	987,690
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,021,862
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,068,906
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,163,042
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	602,501
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	430	430,258
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	664,868
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	295	291,280
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	305	298,934
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	195	189,400
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	3,075	2,915,008
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	4,500	4,077,990
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/29	1,335	1,275,499
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/28	255	256,913
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/30	1,300	1,300,546
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	775	767,862
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	633,932
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,465	2,246,897
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	388,168
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,316,392
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,325	1,220,709
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,233,403
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	260,210
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	281,969
Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/34	650	616,064
Santa Fe, NM, (El Castillo Retirement Residences), 5.00%, 5/15/39	480	436,603

Security	Principal Amount (000’s omitted)	Value
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	$600	$575,814
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/44	1,285	1,307,128
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 5.00%, 4/1/49	1,510	1,528,346
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	1,675	1,668,434
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	991,450
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,000	1,880,380
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	267,261
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/54	1,000	848,590
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,876,848
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	5,225	4,648,473
St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,170	1,158,195
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29(3)	500	489,330
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	2,974,890
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	549,823
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	405,252
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,661,507
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	722,300
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	562,735
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	476,445
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(1)	1,275	1,202,248
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	750	721,403
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	224,988
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/27(1)	840	837,127
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/28(1)	445	441,342
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/29(1)	460	453,302
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	500	467,055
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	671,850
Wayzata, MN, (Folkestone Senior Living Community), 3.25%, 8/1/29	500	448,925
Wayzata, MN, (Folkestone Senior Living Community), 3.375%, 8/1/30	425	380,260
Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/36	250	217,533
Wayzata, MN, (Folkestone Senior Living Community), 3.75%, 8/1/37	500	430,405
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	154,207
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	108,958
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/31	350	355,030
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/32	250	252,650
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/33	350	352,961
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/34	100	100,792
Wayzata, MN, (Folkestone Senior Living Community), 5.00%, 8/1/35	100	100,685
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,492,179
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	3,390	3,395,627

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	$500	$480,115
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	650,168
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	952,466
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,355,854
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	493,215

		$111,245,011

Special Tax Revenue — 3.5%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,585,365
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,142,270
Baltimore, MD, (Harbor Point), 3.25%, 6/1/31(1)	220	191,136
Baltimore, MD, (Harbor Point), 3.30%, 6/1/32(1)	250	213,038
Baltimore, MD, (Harbor Point), 3.35%, 6/1/33(1)	270	227,375
Baltimore, MD, (Harbor Point), 3.40%, 6/1/34(1)	285	237,770
Baltimore, MD, (Harbor Point), 3.45%, 6/1/35(1)	310	256,351
Baltimore, MD, (Harbor Point), 3.50%, 6/1/39(1)	650	522,041
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	49,585
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	70,472
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/36	1,360	1,144,603
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/37	650	539,896
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	905	735,204
Illinois Sports Facilities Authority, 5.00%, 6/15/28	2,000	2,032,840
Illinois, Sales Tax Revenue, 4.00%, 6/15/27	1,065	1,052,891
Illinois, Sales Tax Revenue, 4.00%, 6/15/28	2,170	2,115,707
Illinois, Sales Tax Revenue, 4.00%, 6/15/29	8,280	7,940,686
Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/31	225	222,869
Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/33	300	291,375
Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/35	150	143,295
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	832,902
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,978,552
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,196,094
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,795,480
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,881	4,586,041
Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,295,160
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,809,527
South Village Community Development District, FL, 2.00%, 5/1/20	305	305,000
South Village Community Development District, FL, 2.00%, 5/1/21	100	100,757
South Village Community Development District, FL, 2.125%, 5/1/22	100	100,248
South Village Community Development District, FL, 2.375%, 5/1/23	100	100,375
South Village Community Development District, FL, 2.50%, 5/1/24	100	100,167
South Village Community Development District, FL, 2.75%, 5/1/25	100	101,190
South Village Community Development District, FL, 3.25%, 5/1/27	100	102,981
South Village Community Development District, FL, 4.35%, 5/1/26	420	423,465

Security	Principal Amount (000’s omitted)	Value
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	$3,250	$2,970,792
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,832,600

		$47,346,100

Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$669,378
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	1,000	1,056,240
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	533,195
New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	9,540	9,748,735

		$12,007,548

Transportation — 11.5%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32	$1,690	$1,934,949
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/33	1,720	1,959,854
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	1,700	1,821,499
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	3,521,331
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	3,910	4,155,157
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	1,815,945
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	376,908
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	544,805
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	599,060
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	815,857
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	650,178
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	7,859,777
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,074,320
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,053,310
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,524,250
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,450,267
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	5,073,084
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,765,130
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/30	790	885,227
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	550,605
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,170,525
E-470 Public Highway Authority, CO, 1.32%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(2)	1,000	999,410
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	262,038
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,394,950
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/30	1,000	1,171,230
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/32	1,000	1,150,090
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/33	2,000	2,281,900
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/34	1,800	2,044,926
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,541,097
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,079,215

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	$1,710	$1,958,275
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	2,856,562
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,381,413
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	472,655
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	750	696,848
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,557,417
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,728,808
Metropolitan Transportation Authority, NY, 5.00%, 9/1/22	10,000	9,945,900
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	889,655
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,126,400
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.42%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(2)	2,750	2,749,532
New Jersey Turnpike Authority, 5.00%, 1/1/32	4,520	4,960,564
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,768,144
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,803,696
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,120,230
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,018,600
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,740,788
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	238,259
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,175	1,201,308
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,519,614
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,141,870
Pennsylvania Turnpike Commission, 0.92%, (SIFMA + 0.70%), 12/1/23(2)	2,500	2,444,625
Pennsylvania Turnpike Commission, 1.10%, (SIFMA + 0.88%), 12/1/20(2)	1,000	1,000,000
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	6,000	6,944,640
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,453,018
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,589,179
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/32	1,500	1,730,985
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/33	1,405	1,611,746
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,510	1,726,338
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,748,295
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	529,985
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	528,610
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	790,065
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,521,775
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,295,890
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	1,000	1,094,040
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	532,760

		$153,945,383

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 1.0%
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$497,911
Charleston, SC, Waterworks and Sewer System Revenue, 0.629%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(2)	5,000	4,940,700
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	449,007
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	581,407
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	133,038
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	295	307,186
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,826,037
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,031,250
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	2,575	2,925,998

		$13,692,534

Total Tax-Exempt Municipal Securities — 91.3% (identified cost $1,261,179,749)		$1,227,089,296

Tax-Exempt Mortgage-Backed Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
Housing — 1.3%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.938%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$477	$477,086
National Finance Authority, NH, Municipal Certificates, Series 2020-1, Class A, 4.125%, 1/20/34	17,373	16,686,203

Total Tax-Exempt Mortgage-Backed Securities — 1.3% (identified cost $21,027,759)		$17,163,289

Taxable Municipal Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,129,260

		$2,129,260

General Obligations — 1.0%
Atlantic City, NJ, 7.00%, 3/1/28	$2,910	$3,457,284
Chicago, IL, 7.375%, 1/1/33	3,250	3,481,497
Chicago, IL, 7.75%, 1/1/42	3,811	4,250,523
Chicago, IL, 7.781%, 1/1/35	2,600	2,887,170

		$14,076,474

Hospital — 0.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,584,443

		$7,584,443

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.6%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$7,923	$7,810,857

		$7,810,857

Insured-Hospital — 0.1%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,715,280

		$1,715,280

Insured-Special Tax Revenue — 0.3%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$907,860
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,093,870
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	360,766
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	534,388
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	535,495
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	541,235

		$3,973,614

Senior Living/Life Care — 0.8%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,483,379
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	10,055	9,838,817

		$11,322,196

Special Tax Revenue — 0.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	$500	$505,440
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,022,600
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 5.00%, 10/1/35	1,060	1,048,658

		$2,576,698

Total Taxable Municipal Securities — 3.8% (identified cost $49,326,132)		$51,188,822

Corporate Bonds & Notes — 1.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.4%
Care New England Health System, 5.50%, 9/1/26	$11,000	$12,435,888
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,685	3,620,513
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,280,335

Total Corporate Bonds & Notes — 1.4% (identified cost $17,668,109)		$19,336,736

Closed-End Funds — 0.7%

Security	Shares	Value
Nuveen Quality Municipal Income Fund	740,193	$9,659,519

Total Closed-End Funds — 0.7% (identified cost $9,690,545)		$9,659,519

Total Investments — 98.5% (identified cost $1,358,892,294)		$1,324,437,662

Other Assets, Less Liabilities — 1.5%		$19,606,548

Net Assets — 100.0%		$1,344,044,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	13.4%
Others, representing less than 10% individually	85.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.0% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $111,457,875 or 8.3% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:
USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,227,089,296	$—	$1,227,089,296
Tax-Exempt Mortgage-Backed Securities	—	17,163,289	—	17,163,289
Taxable Municipal Securities	—	51,188,822	—	51,188,822
Corporate Bonds & Notes	—	19,336,736	—	19,336,736
Closed-End Funds	9,659,519	—	—	9,659,519
Total Investments	$9,659,519	$1,314,778,143	$—	$1,324,437,662

Residual Interest Bonds

The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of April 30, 2020.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the Investment Company Act of 1940. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.